-----------------------------
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                                                    OMB Number: 3235-0578
                                                    ----------------------------
                                                    Expires: February 28, 2006

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                                                    hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-05685
                                   ---------------------------------------------


                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


225 Pictoria Drive, Suite 450          Cincinnati, Ohio               45246
--------------------------------------------------------------------------------
       (Address of principal executive offices)                     (Zip code)

                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP   One Post Office Square   Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (513) 587-3400
                                                     -----------------------


Date of fiscal year end:         March 31, 2005
                          ---------------------------------------

Date of reporting period:       December 31, 2004
                          ---------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
    SHARES  COMMON STOCKS - 92.0%                                      VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY -  8.8%
    17,000  Best Buy Company, Inc.                                 $ 1,010,140
    15,000  CVS Corporation                                            676,050
    58,000  Dillard's, Inc.                                          1,558,460
    30,000  May Department Stores Company                              882,000
    18,000  Wal-Mart Stores, Inc.                                      950,760
     6,500  Whirlpool Corporation                                      449,865
                                                                   -----------
                                                                     5,527,275
                                                                   -----------
            CONSUMER STAPLES - 2.9%
    19,000  Altria Group, Inc.                                       1,160,900
    40,000  Kroger Company (The) (a)                                   701,600
                                                                   -----------
                                                                     1,862,500
                                                                   -----------
            ENERGY - 4.1%
    20,000  Kerr-McGee Corporation                                   1,155,800
    21,000  Marathon Oil Corporation                                   789,810
    11,000  Royal Dutch Petroleum Company                              631,180
                                                                   -----------
                                                                     2,576,790
                                                                   -----------
            FINANCIALS - 31.5%
    20,000  American Express Company                                 1,127,400
    26,000  American International Group, Inc.                       1,707,420
    46,000  Bank of America Corporation                              2,161,540
    18,000  Cigna Corporation (b)                                    1,468,260
    50,000  Citigroup, Inc.                                          2,409,000
    12,000  Fannie Mae                                                 854,520
    10,000  Freddie Mac                                                737,000
    19,000  Jefferson Pilot Corporation                                987,240
    63,400  J.P. Morgan Chase & Company                              2,473,234
    54,000  Saint Paul Travelers Companies, Inc. (The)               2,001,780
    90,000  Unumprovident Corporation                                1,614,600
    41,000  Wachovia Corporation                                     2,156,600
                                                                   -----------
                                                                    19,698,594
                                                                   -----------
            HEALTH CARE - 18.9%
    33,000  Bristol-Myers Squibb Company                               845,460
    30,000  Cardinal Health, Inc.                                    1,744,500
    40,000  HCA, Inc.                                                1,598,400
    27,000  Johnson & Johnson                                        1,712,340
    50,000  Merck & Company, Inc.                                    1,607,000
    69,000  Pfizer, Inc.                                             1,855,410
    33,000  Watson Pharmaceuticals, Inc. (a)                         1,082,730
    12,000  WellPoint, Inc. (a)                                      1,380,000
                                                                   -----------
                                                                    11,825,840
                                                                   -----------
            INDUSTRIALS - 10.5%
    86,000  Cendant Corporation                                      2,010,680
     8,700  FedEx Corporation (b)                                      856,863
    33,000  General Electric Company                                 1,204,500
    12,000  Transocean, Inc. (a)                                       508,680
    40,000  Tyco International, Limited                              1,429,600
     8,000  Union Pacific Corporation                                  538,000
                                                                   -----------
                                                                     6,548,323
                                                                   -----------

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 92.0% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY - 11.0%
    25,800  Agilent Technologies, Inc. (a)                          $  621,780
    27,000  Computer Sciences Corporation (a)                        1,521,990
    83,000  Hewlett-Packard Company                                  1,740,510
    20,000  International Business Machines Corporation              1,971,600
    38,000  Microsoft Corporation                                    1,014,980
                                                                   -----------
                                                                     6,870,860
                                                                   -----------
            MATERIALS - 2.0%
    40,000  Engelhard Corporation                                    1,226,800
                                                                   -----------

            TELECOMMUNICATION SERVICES - 2.3%
    36,000  Verizon Communications, Inc. (b)                         1,458,360
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $39,939,061)                 $57,595,342
                                                                   -----------


================================================================================
 PAR VALUE  SHORT-TERM CORPORATE NOTES - 5.3%                          VALUE
--------------------------------------------------------------------------------
 $ 395,699  American Family Financial Services Demand Note, 2.00%  $   395,699
 1,433,134  U.S. Bank N.A. Demand Note, 2.17%                        1,433,134
 1,523,334  Wisconsin Corporate Central Credit Union Variable
              Demand Note, 2.09%                                     1,523,334
                                                                   -----------

            TOTAL SHORT-TERM CORPORATE NOTES (Cost $3,352,167)     $ 3,352,167
                                                                   -----------

--------------------------------------------------------------------------------
  SHARES    MONEY MARKET FUNDS - 2.7%                                  VALUE
--------------------------------------------------------------------------------
 1,702,837  First American Tax Free Obligation Fund -
              Class A (Cost $1,702,837)                            $ 1,702,837
                                                                   -----------

            TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $44,994,065) $62,650,346

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%             (17,557)
                                                                   -----------

            NET ASSETS - 100.0%                                    $62,632,789
                                                                   ===========

(a) Non-income producing security.

(b) Security covers a call option.

See accompanying notes to portfolio of investments.

FBP VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
   Option                                           Value of         Premiums
 Contracts  COVERED CALL OPTIONS                     Options         Received
--------------------------------------------------------------------------------
            CIGNA Corporation,
        40  04/16/2005 at $80                      $   24,800       $   23,839
            FedEx Corporation,
         7  01/22/2005 at $80                          13,160            2,912
            Verizon Communications, Inc.,
        40  01/22/2005 at $40                           3,400            6,840
                                                   ----------       ----------
                                                   $   41,360       $   33,591
                                                   ==========       ==========

See accompanying notes to portfolio of investments.

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
    SHARES  COMMON STOCKS - 69.1%                                      VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 6.4%
    10,000  Best Buy Company, Inc.                                 $   594,200
    13,500  CVS Corporation                                            608,445
    41,000  Dillard's, Inc.                                          1,101,670
    20,000  May Department Stores Company                              588,000
    12,500  Wal-Mart Stores, Inc.                                      660,250
     6,000  Whirlpool Corporation                                      415,260
                                                                   -----------
                                                                     3,967,825
                                                                   -----------
            CONSUMER STAPLES - 2.2%
    17,000  Altria Group, Inc.                                       1,038,700
    20,000  Kroger Company (The) (a)                                   350,800
                                                                   -----------
                                                                     1,389,500
                                                                   -----------
            ENERGY - 2.9%
    14,000  Kerr-McGee Corporation                                     809,060
    15,000  Marathon Oil Corporation                                   564,150
     8,000  Royal Dutch Petroleum Company                              459,040
                                                                   -----------
                                                                     1,832,250
                                                                   -----------
            FINANCIALS - 23.6%
    18,000  American Express Company                                 1,014,660
    18,300  American International Group, Inc.                       1,201,761
    40,000  Bank of America Corporation                              1,879,600
    10,000  Cigna Corporation                                          815,700
    36,000  Citigroup, Inc.                                          1,734,480
     5,900  Fannie Mae                                                 420,139
     7,000  Freddie Mac                                                515,900
    13,000  Jefferson Pilot Corporation                                675,480
    57,760  J.P. Morgan Chase & Company                              2,253,218
    42,202  Saint Paul Travelers Companies, Inc. (The)               1,564,428
    67,000  Unumprovident Corporation                                1,201,980
    28,000  Wachovia Corporation                                     1,472,800
                                                                   -----------
                                                                    14,750,146
                                                                   -----------
            HEALTHCARE - 13.5%
    22,000  Bristol-Myers Squibb Company                               563,640
    19,000  Cardinal Health, Inc.                                    1,104,850
    27,500  HCA, Inc.                                                1,098,900
    23,000  Johnson & Johnson                                        1,458,660
    37,000  Merck & Company, Inc.                                    1,189,180
    48,000  Pfizer, Inc.                                             1,290,720
    24,000  Watson Pharmaceuticals, Inc. (a)                           787,440
     8,200  WellPoint, Inc. (a)                                        943,000
                                                                   -----------
                                                                     8,436,390
                                                                   -----------
            INDUSTRIALS - 9.0%
    75,000  Cendant Corporation                                      1,753,500
     6,800  FedEx Corporation (b)                                      669,732
    26,000  General Electric Company                                   949,000
     9,000  Transocean, Inc. (a)                                       381,510
    39,000  Tyco International, Limited                              1,393,860
     7,000  Union Pacific Corporation                                  470,750
                                                                   -----------
                                                                     5,618,352
                                                                   -----------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES    COMMON STOCKS - 69.1% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY - 7.6%
    18,400  Agilent Technologies, Inc. (a)                         $   443,440
    14,400  Computer Sciences Corporation (a)                          811,728
    60,500  Hewlett-Packard Company                                  1,268,685
    14,000  International Business Machines Corporation              1,380,120
    30,000  Microsoft Corporation                                      801,300
                                                                   -----------
                                                                     4,705,273
                                                                   -----------
            MATERIALS - 1.9%
    39,000  Engelhard Corporation                                    1,196,130
                                                                   -----------

            TELECOMMUNICATION SERVICES - 2.0%
    31,000  Verizon Communications, Inc. (b)                         1,255,810
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $26,359,756)                 $43,151,676
                                                                   -----------


================================================================================
    SHARES  CLOSED-END FUNDS - 0.6%                                    VALUE
--------------------------------------------------------------------------------
     6,000  iShares Russell 1000 Value Index Fund (Cost $336,300)  $   397,980
                                                                   -----------

================================================================================
 PAR VALUE  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.5%             VALUE
--------------------------------------------------------------------------------
            U.S. TREASURY BILLS - 3.2%
$1,000,000  discount bill, due 01/20/2005                          $   999,126
 1,000,000  discount bill, due 03/17/2005                              995,756
                                                                   -----------
                                                                     1,994,882
                                                                   -----------
            U.S. TREASURY NOTES - 8.8%
   500,000  1.625%, due 04/30/2005                                     498,770
 1,000,000  1.125%, due 06/30/2005                                     993,281
   500,000  1.50%, due 07/31/2005                                      496,933
 1,000,000  2.00%, due 08/31/2005                                      996,094
 1,000,000  1.875%, due 01/31/2006                                     990,391
   500,000  4.625%, due 05/15/2006                                     511,524
   500,000  2.50%, due 10/31/2006                                      495,332
   500,000  3.50%, due 11/15/2006                                      504,219
                                                                   -----------
                                                                     5,486,544
                                                                   -----------
            FEDERAL HOME LOAN BANK -  0.7%
   425,000  1.65%, due 12/30/2005                                      419,419
                                                                   -----------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.8%
   500,000  2.50%, due 04/19/2007                                      490,899
                                                                   -----------

            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $8,432,243)                                    $ 8,391,744
                                                                   -----------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE  CORPORATE BONDS - 11.5%                                    VALUE
--------------------------------------------------------------------------------
            FINANCE - 7.1%
            Allstate Corporation,
$  500,000  7.875%, due 05/01/2005                                 $   507,990
            Bankers Trust New York Corporation,
   750,000  7.375%, due 05/01/2008                                     831,932
            Caterpillar Financial Services Corporation,
   500,000  2.59%, due 07/15/2006                                      495,266
            General Motors Acceptance Corporation,
   500,000  4.15%, due 02/07/2005                                      500,814
            Merrill Lynch & Company,
   500,000  3.00%, due 04/30/2007                                      494,104
            Northern Trust Company,
 1,000,000  7.10%, due 08/01/2009                                    1,118,736
            Textron Financial Corporation,
   500,000  2.75%, due 06/01/2006                                      493,994
                                                                   -----------
                                                                     4,442,836
                                                                   -----------
            HEALTHCARE - 0.8%
            Unitedhealth Group, Inc.,
   500,000  3.30%, due 01/30/2008                                      492,289
                                                                   -----------

            INDUSTRIAL - 3.6%
            Berkshire Hathaway, Inc.,
   500,000  9.75%, due 01/15/2018                                      514,505
            Raychem Corporation,
 1,000,000  8.20%, due 10/15/2008                                    1,134,605
            Ryder System, Inc.,
   560,000  6.60%, due 11/15/2005                                      575,102
                                                                   -----------
                                                                     2,224,212
                                                                   -----------

            TOTAL CORPORATE BONDS (Cost $6,758,029)                $ 7,159,337
                                                                   -----------

================================================================================
 PAR VALUE  SHORT-TERM CORPORATE NOTES - 2.7%                          VALUE
--------------------------------------------------------------------------------
$1,071,551  American Family Financial Services Demand Note, 2.00%  $ 1,071,551
   636,382  Wisconsin Corporate Central Credit Union
              Variable Demand Note. 2.09%                              636,382
                                                                   -----------

            TOTAL SHORT-TERM CORPORATE NOTES (Cost $1,707,933)     $ 1,707,933
                                                                   -----------

================================================================================
    SHARES  MONEY MARKET FUNDS - 2.4%                                  VALUE
--------------------------------------------------------------------------------
 1,481,912  First American Tax Free Obligation Fund -
              Class A (Cost $1,481,912)                            $ 1,481,912
                                                                   -----------

            TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $45,076,173)  $62,290,582

            OTHER ASSETS IN EXCESS OF LIABILITES - 0.2%                115,358
                                                                   -----------

            NET ASSETS - 100.0%                                    $62,405,940
                                                                   ===========

(a) Non-income producing security.

(b) Security covers a call option.

 See accompanying notes to portfolio of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
   Option                                           Value of         Premiums
 Contracts  COVERED CALL OPTIONS                     Options         Received
--------------------------------------------------------------------------------
            FedEx Corporation,
        10  01/22/2005 at $80                      $   18,800       $    4,160
            Verizon Communications, Inc.,
        75  01/22/2005 at $40                           6,375           12,825
                                                   ----------       ----------

                                                   $   25,175       $   16,985
                                                   ==========       ==========

See accompanying notes to portfolio of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2004(Unaudited)


1.   Securities Valuation

The FBP Value Fund's and the FBP Balanced Fund's (the Funds) portfolio securities are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2.   Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2004:



                                                      FBP Value    FBP Balanced
                                                      ---------    ------------
                                                        Fund           Fund
                                                        ----           ----

Cost of portfolio investments and written options   $ 44,960,474   $ 45,059,188
                                                    ============   ============

Gross unrealized appreciation                       $ 18,571,457   $ 17,855,501

Gross unrealized depreciation                           (922,945)      (649,282)
                                                    ------------   ------------

Net unrealized appreciation                         $ 17,648,512   $ 17,206,219
                                                    ============   ============

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 96.6%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 10.5%
     10,000  Best Buy Company, Inc.                                $   594,200
     20,000  Comcast Corporation - Class A (a)                         665,600
     15,000  Gap, Inc. (The)                                           316,800
     30,000  Hasbro, Inc.                                              581,400
     61,500  Home Depot, Inc.                                        2,628,510
     21,000  International Game Technology                             721,980
     32,000  Johnson Controls, Inc.                                  2,030,080
      5,500  NIKE, Inc. - Class B                                      498,795
      5,500  Omnicom Group, Inc.                                       463,760
     10,000  Starbucks Corporation (a)                                 623,600
     20,000  Target Corporation                                      1,038,600
     10,000  Time Warner, Inc. (a)                                     194,400
     15,000  TJX Companies, Inc. (The)                                 376,950
     12,000  Tribune Company                                           505,680
     33,000  Viacom, Inc. - Class A                                  1,223,640
     40,000  Walt Disney Company (The)                               1,112,000
     20,000  Yum! Brands, Inc.                                         943,600
                                                                   -----------
                                                                    14,519,595
                                                                   -----------

             CONSUMER STAPLES - 10.5%
     33,000  Altria Group, Inc.                                      2,016,300
     21,000  Anheuser-Busch Companies, Inc.                          1,065,330
     40,000  Avon Products, Inc.                                     1,548,000
     14,000  Clorox Company (The)                                      825,020
      4,260  J.M. Smucker Company (The)                                200,518
     20,000  PepsiCo, Inc.                                           1,044,000
     42,000  Procter & Gamble Company                                2,313,360
     30,000  SYSCO Corporation                                       1,145,100
     24,000  Unilever N.V. - ADR                                     1,601,040
     25,000  Walgreen Company                                          959,250
     34,000  Wal-Mart Stores, Inc.                                   1,795,880
                                                                   -----------
                                                                    14,513,798
                                                                   -----------
             ENERGY - 6.8%
     23,314  Apache Corporation                                      1,178,989
     25,000  Baker Hughes, Inc.                                      1,066,750
     33,082  BP PLC - ADR                                            1,931,989
     26,000  ChevronTexaco Corporation                               1,365,260
     22,000  ConocoPhillips                                          1,910,260
     36,300  Exxon Mobil Corporation                                 1,860,738
                                                                   -----------
                                                                     9,313,986
                                                                   -----------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 96.6% (Continued)                         VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 16.9%
     45,080  Aegon N.V. - ADR                                      $   618,047
     45,000  AFLAC, Inc.                                             1,792,800
     32,000  American Express Company                                1,803,840
     38,000  American International Group, Inc.                      2,495,460
     72,870  Bank of America Corporation                             3,424,161
     35,000  BB&T Corporation                                        1,471,750
     40,000  Charles Schwab Corporation                                478,400
     46,000  Citigroup, Inc.                                         2,216,280
     14,000  Fifth Third Bancorp                                       661,920
     40,000  MBNA Corporation                                        1,127,600
     14,000  Progressive Corporation                                 1,187,760
     30,000  SLM Corporation                                         1,601,700
     55,000  Synovus Financial Corporation                           1,571,900
     75,000  U.S. Bancorp                                            2,349,000
     11,000  Washington Mutual, Inc.                                   465,080
                                                                   -----------
                                                                    23,265,698
                                                                   -----------
             HEALTHCARE - 14.8%
     16,000  Amgen, Inc. (a)                                         1,026,400
     34,000  Becton, Dickinson & Company                             1,931,200
     31,750  Biomet, Inc.                                            1,377,632
     41,000  Cardinal Health, Inc.                                   2,384,150
     44,000  Elan Corporation (a)                                    1,199,000
     17,000  Eli Lilly & Company                                       964,750
     21,000  Forest Lab, Inc. (a)                                      942,060
     20,000  Johnson & Johnson                                       1,268,400
     21,000  Medtronic, Inc.                                         1,043,070
     24,900  Merck & Company                                           800,286
     64,000  Pfizer, Inc.                                            1,720,960
     37,000  UnitedHealth Group, Inc.                                3,257,110
     14,000  WellPoint, Inc. (a)                                     1,610,000
     10,000  Zimmer Holdings, Inc. (a)                                 801,200
                                                                   -----------
                                                                    20,326,218
                                                                   -----------
             INDUSTRIALS - 12.1%
      5,000  3M Company                                                410,350
     24,200  Automatic Data Processing, Inc.                         1,073,270
     13,000  Caterpillar, Inc.                                       1,267,630
     23,000  Cendant Corporation                                       537,740
      5,000  Deere & Company                                           372,000
     12,500  Emerson Electric Company                                  876,250
     14,500  Fedex Corporation                                       1,428,105
     13,000  General Dynamics Corporation                            1,359,800
     96,000  General Electric Company                                3,504,000
      4,000  Illinois Tool Works, Inc.                                 370,720
      8,000  Ingersoll-Rand Company - Class A                          642,400
     10,000  Masco Corporation                                         365,300
      8,000  Mueller Industries, Inc.                                  257,600
     32,000  Quanta Services, Inc. (a)                                 256,000
      9,000  Ryder System, Inc.                                        429,930
     53,786  Tyco International Limited                              1,922,312
      5,000  Union Pacific Corporation                                 336,250
      8,000  United Technologies Corporation                           826,800
     15,000  Waste Management, Inc.                                    449,100
                                                                   -----------
                                                                    16,685,557
                                                                   -----------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 96.6% (Continued)                         VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 15.3%
     47,000  ADC Telecommunications, Inc. (a)                      $   125,960
     27,000  Adobe Systems, Inc.                                     1,693,980
     18,979  Agilent Technologies, Inc. (a)                            457,394
     44,000  Applied Materials, Inc. (a)                               752,400
     22,000  Broadcom Corporation - Class A (a)                        710,160
     15,000  Celestica, Inc. (a)                                       211,650
     67,000  Cisco Systems, Inc. (a)                                 1,293,100
     27,500  Computer Sciences Corporation (a)                       1,550,175
     30,000  Corning, Inc. (a)                                         353,100
     20,000  Dell Computer Corporation (a)                             842,800
      5,000  Electronic Arts, Inc. (a)                                 308,400
      8,000  EMC Corporation (a)                                       118,960
     14,000  First Data Corporation                                    595,560
     16,000  Harmonic, Inc. (a)                                        133,440
     30,000  Hewlett-Packard Company                                   629,100
     65,100  Intel Corporation                                       1,522,689
     10,500  International Business Machines Corporation             1,035,090
     25,000  Kemet Corporation (a)                                     223,750
      8,000  Kla-Tencor Corporation (a)                                372,640
     10,000  Lexmark International, Inc. (a)                           850,000
     29,000  Macromedia, Inc. (a)                                      902,480
     52,000  Microsoft Corporation                                   1,388,920
     20,000  Network Appliance, Inc. (a)                               664,400
     30,000  Scientific-Atlanta, Inc.                                  990,300
     33,000  Texas Instruments, Inc.                                   812,460
     21,000  Veritas Software Corporation (a)                          599,550
     21,000  Waters Corporation (a)                                    982,590
     31,000  Xilinx, Inc.                                              919,150
                                                                   -----------
                                                                    21,040,198
                                                                   -----------
             MATERIALS - 4.7%
     24,000  Alcoa, Inc.                                               754,080
     14,000  Ball Corporation                                          615,720
     16,000  E.I. du Pont de Nemours and Company                       784,800
      5,000  Englehard Corporation                                     153,350
     20,000  Florida Rock Industries, Inc.                           1,190,600
     10,000  Inco Limited (a)                                          367,800
     16,955  International Paper Company                               712,110
     10,000  Newmont Mining Corporation                                444,100
      5,000  Nucor Corporation                                         261,700
      4,000  Praxair, Inc.                                             176,600
     20,000  Valspar Corporation                                     1,000,200
                                                                   -----------
                                                                     6,461,060
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 2.4%
     15,000  Bellsouth Corporation                                     416,850
     23,000  Nokia Oyj - ADR                                           360,410
     63,000  SBC Communications, Inc.                                1,623,510
     35,000  Sprint Corporation                                        869,750
                                                                   -----------
                                                                     3,270,520
                                                                   -----------
             UTILITIES - 2.6%
     75,980  Duke Energy Corporation                                 1,924,573
     49,000  Southern Company (The)                                  1,642,480
                                                                   -----------
                                                                     3,567,053
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $89,913,294)               $132,963,683
                                                                   -----------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  EXCHANGE TRADED FUNDS - 0.4%                              VALUE
--------------------------------------------------------------------------------
      5,000  Midcap SPDR Trust Series 1
              (Cost $583,530)                                      $   605,650
                                                                   -----------

================================================================================
     SHARES  REAL ESTATE INVESTMENT TRUSTS - 2.2%                      VALUE
--------------------------------------------------------------------------------
     27,200  Colonial Properties Trust                             $ 1,068,144
     40,000  Plum Creek Timber Company, Inc.                         1,537,600
     10,000  Rayonier, Inc.                                            489,100
                                                                   -----------
             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,251,310) $ 3,094,844
                                                                   -----------

================================================================================
  PAR VALUE  COMMERCIAL PAPER - 1.3%                                   VALUE
--------------------------------------------------------------------------------
$ 1,724,000  U.S. Bancorp, discount, due 01/03/2005
              (Cost $1,723,701)                                    $ 1,723,701
                                                                   -----------

================================================================================
     SHARES  MONEY MARKET FUNDS - 0.0%                                 VALUE
--------------------------------------------------------------------------------
        948  First American Treasury Obligation Fund - Class S
              (Cost $948)                                          $       948
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 100.5%
              (Cost $94,472,782)                                  $138,388,826

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)           (654,206)
                                                                   -----------

             NET ASSETS - 100.0%                                  $137,734,620
                                                                   ===========


(a) Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
     SHARES  COMMON STOCKS - 89.8%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 13.5%
      2,000  Abercrombie & Fitch Company - Class A                 $    93,900
      5,000  AGL Resources, Inc.                                       166,200
      3,100  ArvinMeritor, Inc.                                         69,347
      5,500  Barnes & Noble, Inc. (a)                                  177,485
      5,100  Belo Corporation - Class A                                133,824
      3,700  BJ's Wholesale Club, Inc. (a)                             107,781
      2,600  BorgWarner, Inc.                                          140,842
      1,500  Callaway Golf Company                                      20,250
      2,700  Career Education Corporation (a)                          108,000
      3,200  CBRL Group, Inc.                                          133,920
      2,500  Chicos FAS, Inc. (a)                                      113,825
      5,500  Claire's Stores, Inc.                                     116,875
      4,300  Coach, Inc. (a)                                           242,520
      4,000  Education Management Corporation (a)                      132,040
      5,100  Entercom Communications Corporation (a)                   183,039
      2,500  Fastenal Company                                          153,900
      2,336  GameStop Corporation (a)                                   52,350
      3,600  Herman Miller, Inc.                                        99,468
      1,000  International Speedway Corporation - Class A               52,800
      1,300  Lear Corporation                                           79,313
      1,400  Lee Enterprises, Inc.                                      64,512
      3,300  Mandalay Resort Group                                     232,419
      2,000  Modine Manufacturing Company                               67,540
      2,600  Mohawk Industries, Inc. (a)                               237,250
      1,000  Neiman Marcus Group, Inc - Class A                         71,540
      2,000  O'Reilly Automotive, Inc. (a)                              90,100
      3,000  Pacific Sunwear of California, Inc. (a)                    66,780
      6,700  Ruby Tuesday, Inc.                                        174,736
      6,000  Saks, Inc. (a)                                             87,060
      2,000  Thor Industries, Inc.                                      74,100
      4,000  Urban Outfitters, Inc. (a)                                177,600
      4,700  Williams-Sonoma, Inc. (a)                                 164,688
                                                                   -----------
                                                                     3,886,004
                                                                   -----------
             CONSUMER STAPLES - 5.0%
      4,600  Church & Dwight Company, Inc.                             154,652
      3,900  Constellation Brands, Inc. (a)                            181,389
      4,400  Dean Foods Company (a)                                    144,980
      6,200  Hormel Foods Corporation                                  194,370
      2,700  J.M. Smucker Company                                      127,089
      3,400  PepsiAmericas, Inc.                                        72,216
      3,000  Timberland Company (The) (a)                              188,010
     10,900  Tyson Foods, Inc.                                         200,560
      1,800  Whole Foods Market, Inc.                                  171,630
                                                                   -----------
                                                                     1,434,896
                                                                   -----------

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 89.8% (Continued)                         VALUE
--------------------------------------------------------------------------------
             ENERGY - 9.3%
      6,600  Airgas, Inc.                                          $   174,966
      3,100  Arch Coal, Inc.                                           110,174
      2,500  Cabot Corporation                                          96,700
      1,850  Cooper Cameron Corporation (a)                             99,548
      6,200  Equitable Resources, Inc.                                 376,092
      6,000  FMC Technologies, Inc. (a)                                193,200
      4,200  Forest Oil Corporation (a)                                133,224
      4,100  Murphy Oil Corporation                                    329,845
      3,800  Pogo Producing Company                                    184,262
      5,000  Pride International, Inc. (a)                             102,700
      1,800  Smith International, Inc. (a)                              97,938
     10,800  Valero Energy Corporation                                 490,320
      8,050  XTO Energy, Inc.                                          284,809
                                                                   -----------
                                                                     2,673,778
                                                                   -----------
             FINANCIALS - 16.1%
      5,600  American Financial Group, Inc.                            175,336
      5,300  AmerUs Group Company                                      240,090
      6,400  Arthur J. Gallagher & Company                             208,000
      4,600  Associated Banc-Corp                                      152,766
      3,900  Bank of Hawaii Corporation                                197,886
      6,900  Banknorth Group, Inc.                                     252,540
      3,300  ChoicePoint, Inc. (a)                                     151,767
      4,700  Compass Bancshares, Inc.                                  228,749
      3,700  Cullen/Frost Bankers, Inc.                                179,820
      5,100  Eaton Vance Corporation                                   265,965
      2,600  Everest Re Group, Limited                                 232,856
      5,900  HCC Insurance Holdings, Inc.                              195,408
      3,700  Investors Financial Services Corporation                  184,926
      4,500  Jeffries Group, Inc.                                      181,260
      3,550  Legg Mason, Inc.                                          260,073
      3,900  Mercantile Bankshares Corporation                         203,580
      9,100  New York Community Bancorp, Inc.                          187,187
      8,400  TCF Financial Corporation                                 269,976
      7,070  Washington Federal, Inc.                                  187,638
      3,000  Westamerica Bancorporation                                174,930
      5,200  Wilmington Trust Corporation                              187,980
      6,500  W.R. Berkley Corporation                                  306,605
                                                                   -----------
                                                                     4,625,338
                                                                   -----------
             HEALTHCARE - 10.9%
      3,950  Barr Pharmaceuticals, Inc. (a)                            179,883
      1,500  Beckman Coulter, Inc.                                     100,485
      3,000  Charles River Laboratories International, Inc. (a)        138,030
      7,600  Community Health Systems, Inc. (a)                        211,888
      8,700  Covance, Inc. (a)                                         337,125
      5,000  Coventry Health Care, Inc. (a)                            265,400
      2,800  DENTSPLY International, Inc.                              157,360
      8,800  Gilead Sciences, Inc. (a)                                 307,912
      1,400  Henry Schein, Inc. (a)                                     97,496
      2,400  Hillenbrand Industries, Inc.                              133,296
      1,000  Invitrogen Corporation (a)                                 67,130
      1,500  LifePoint Hospitals, Inc. (a)                              52,230
      9,700  Mylan Laboratories, Inc.                                  171,496
      4,600  Omnicare, Inc.                                            159,252
      3,200  Par Pharmeutical Companies, Inc. (a)                      132,416

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 89.8% (Continued)                         VALUE
--------------------------------------------------------------------------------
             HEALTHCARE - 10.9% (Continued)
      5,400  Protein Design Labs, Inc. (a)                         $   111,564
      3,000  Renal Care Group, Inc. (a)                                107,970
      1,500  Techne Corporation (a)                                     58,350
      1,843  UnitedHealth Group, Inc.                                  162,239
      4,600  Varian Medical Systems, Inc. (a)                          198,904
                                                                   -----------
                                                                     3,150,426
                                                                   -----------
             INDUSTRIALS - 12.5%
      3,100  Alexander & Baldwin, Inc.                                 131,502
      2,000  Alliance Data Systems Corporation (a)                      94,960
      4,800  AMETEK, Inc.                                              171,216
      2,400  Carlisle Companies, Inc.                                  155,808
      3,600  C.H. Robinson Worldwide, Inc.                             199,872
      5,700  Donaldson Company, Inc.                                   185,706
      3,000  Energizer Holdings, Inc. (a)                              149,070
      3,200  Expeditors International of Washington, Inc.              178,816
      4,700  Graco, Inc.                                               175,545
      5,500  Harte-Hanks, Inc.                                         142,890
      3,000  International Rectifier Corporation (a)                   133,710
      3,100  Jacobs Engineering Group, Inc. (a)                        148,149
      3,000  JetBlue Airways Corporation (a)                            69,660
      3,000  Leggett & Platt, Inc.                                      85,290
      3,200  Lennar Corporation                                        181,376
      3,500  Manpower, Inc.                                            169,050
      7,500  Overseas Shipholding Group, Inc.                          414,000
      3,500  Silicon Laboratories, Inc. (a)                            123,585
      4,000  SPX Corporation                                           160,240
      3,900  Stericycle, Inc. (a)                                      179,205
      4,400  Swift Transportation Company, Inc. (a)                     94,512
      3,800  Trinity Industries, Inc.                                  129,504
      2,000  Zebra Technologies Corporation (a)                        112,560
                                                                   -----------
                                                                     3,586,226
                                                                   -----------
             INFORMATION TECHNOLOGY - 13.7%
      4,000  Activision, Inc. (a)                                       80,720
      6,000  Acxiom Corporation                                        157,800
      1,000  Advent Software, Inc. (a)                                  20,480
      2,200  Affiliated Computer Services, Inc. (a)                    132,418
      6,500  Arrow Electronics, Inc. (a)                               157,950
      6,000  Ascential Software, Inc. (a)                               97,860
      2,500  CDW Corporation                                           165,875
      5,000  CheckFree Corporation (a)                                 190,400
      2,000  Cognizant Technology Solutions Corporation (a)             84,660
      5,600  Cree, Inc. (a)                                            224,448
      2,400  Diebold, Inc.                                             133,752
      3,200  DST Systems, Inc. (a)                                     166,784
      3,000  Dun & Bradstreet Corporation (a)                          178,950
      1,000  Emmis Communications Corporation - Class A (a)             19,190
      3,400  Fair Isaac Corporation                                    124,712
      8,000  GTECH Holdings Corporation                                207,600
      1,000  Harman International Industries, Inc.                     127,000
      2,400  Harris Corporation                                        148,296
      4,500  Integrated Circuit Systems, Inc. (a)                       94,140
      5,700  Jack Henry & Associates, Inc.                             113,487
      2,600  L-3 Communications Holdings, Inc.                         190,424
      5,600  Lam Research Corporation (a)                              161,896

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 89.8% (Continued)                         VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 13.7% (Continued)
      2,000  Macrovision Corporation (a)                           $    51,440
      4,400  Microchip Technology, Inc.                                117,304
      5,000  National Instruments Corporation                          136,250
      3,500  Plantronics, Inc.                                         145,145
      5,500  RSA Security, Inc. (a)                                    110,330
      6,000  SanDisk Corporation (a)                                   149,820
      5,500  Semtech Corporation (a)                                   120,285
      1,000  Storage Technology Corporation (a)                         31,610
      5,000  Synopsys, Inc. (a)                                         98,100
                                                                   -----------
                                                                     3,939,126
                                                                   -----------
             MATERIALS - 3.9%
      4,700  Albemarle Corporation                                     181,937
      3,500  Martin Marietta Materials, Inc.                           187,810
      4,300  Potlatch Corporation                                      217,494
      2,800  Scotts Company (The) - Class A (a)                        205,856
      6,200  Sonoco Products Company                                   183,830
      2,800  Valspar Corporation (The)                                 140,028
                                                                   -----------
                                                                     1,116,955
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 1.1%
      3,500  ADTRAN, Inc.                                               66,990
      3,300  Telephone and Data Systems, Inc.                          253,935
                                                                   -----------
                                                                       320,925
                                                                   -----------
             UTILITIES - 3.8%
      8,300  Alliant Energy Corporation                                237,380
      2,500  Aqua America, Inc.                                         61,475
      6,000  Hawaiian Electric Industries, Inc.                        174,900
      6,300  SCANA Corporation                                         248,220
      6,200  Wisconsin Energy Corporation                              209,002
      3,500  WPS Resources Corporation                                 174,860
                                                                   -----------
                                                                     1,105,837
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $23,272,460)                $25,839,511
                                                                   -----------

================================================================================
     SHARES  REAL ESTATE INVESTMENT TRUSTS - 1.3%                      VALUE
--------------------------------------------------------------------------------
      4,600  Liberty Property Trust                                $   198,720
      6,800  New Plan Excel Realty Trust                               184,144
                                                                   -----------
             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $356,148)   $   382,864
                                                                   -----------

================================================================================
  PAR VALUE  COMMERICAL PAPER - 9.5%                                   VALUE
--------------------------------------------------------------------------------
$ 1,284,000  UBS Financial, discount, due 01/03/2005               $ 1,283,781
  1,440,000  U.S. Bancorp, discount, due 01/03/2005                  1,439,750
                                                                   -----------

             TOTAL COMMERICAL PAPER (Cost $2,723,531)              $ 2,723,531
                                                                   -----------

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  MONEY MARKET FUNDS - 0.0%                                 VALUE
--------------------------------------------------------------------------------
      1,324  First American Treasury Obligation Fund - Class S
              (Cost $1,324)                                        $     1,324
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 100.6% (Cost $26,353,463)$28,947,230

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)           (170,376)
                                                                   -----------

             NET ASSETS - 100.0%                                   $28,776,854
                                                                   ===========

(a) Non-income producing security.

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
  PAR VALUE  U.S. TREASURY AND AGENCY OBLIGATIONS - 27.0%              VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 6.1%
$   500,000  5.75%, due 11/15/2005                                 $   512,812
    925,000  5.875%, due 11/15/2005                                    949,607
    725,000  5.625%, due 02/15/2006                                    747,430
    100,000  6.625%, due 05/15/2007                                    107,879
    750,000  5.50%, due 02/15/2008                                     799,160
    100,000  5.625%, due 05/15/2008                                    107,258
    500,000  5.00%, due 02/15/2011                                     531,895
                                                                   -----------
                                                                     3,756,041
                                                                   -----------
             FEDERAL FARM CREDIT BANK - 1.4%
    500,000  6.00%, due 01/07/2008                                     535,479
    300,000  6.28%, due 11/26/2012                                     337,673
                                                                   -----------
                                                                       873,152
                                                                   -----------
             FEDERAL HOME LOAN BANK - 13.6%
  1,000,000  4.59%, due 10/11/2005                                   1,012,983
    500,000  6.345%, due 11/01/2005                                    514,202
  1,500,000  5.25%, due 07/06/2010                                   1,516,547
  2,000,000  5.00%, due 08/16/2011                                   2,015,786
    200,000  5.625%, due 11/15/2011                                    215,971
  2,000,000  6.00%, due 12/28/2011                                   2,083,714
  1,000,000  5.45%, due 01/21/2014                                   1,001,169
                                                                   -----------
                                                                     8,360,372
                                                                   -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.8%
    500,000  5.125%, due 02/20/2013                                    501,336
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.1%
    500,000  6.63%, due 06/20/2005                                     509,129
  1,000,000  7.125%, due 03/15/2007                                  1,080,267
  1,500,000  5.00%, due 09/08/2008                                   1,523,455
                                                                   -----------
                                                                     3,112,851
                                                                   -----------
             TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
              (Cost $16,587,446)                                   $16,603,752
                                                                   -----------

================================================================================
  PAR VALUE  MORTGAGE-BACKED SECURITIES - 23.6%                        VALUE
--------------------------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 19.2%
$     1,492  Pool #15032, 7.50%, due 02/15/2007                    $     1,603
     80,403  Pool #438434, 6.50%, due 01/15/2013                        85,712
    382,378  Pool #498359, 6.00%, due 02/15/2014                       402,847
     37,168  Pool #470177, 7.00%, due 03/15/2014                        39,588
     77,110  Pool #518403, 7.00%, due 09/15/2014                        82,130
      2,415  Pool #170784, 8.00%, due 12/15/2016                         2,621
      1,149  Pool #181540, 8.00%, due 02/15/2017                         1,247
    690,248  Pool #581879, 6.50%, due 03/15/2017                       735,825
  1,388,289  Pool #590361, 6.00%, due 07/15/2017                     1,462,602
    900,654  Pool #553051, 5.50%, due 02/15/2018                       939,296
    756,890  Pool #607757, 5.50%, due 03/15/2018                       789,364

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  PAR VALUE  MORTGAGE-BACKED SECURITIES - 23.6% (Continued)            VALUE
--------------------------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
               19.2% (CONTINUED)
  1,020,737  Pool #606780, 5.50%, due 04/15/2018                   $ 1,064,530
  1,838,655  Pool #610364, 5.00%, due 07/15/2018                     1,886,210
     44,957  Pool #493659, 6.50%, due 12/15/2018                        47,335
    111,417  Pool #476695, 6.50%, due 10/15/2023                       117,311
     71,927  Pool #366710, 6.50%, due 02/15/2024                        75,732
     43,719  Pool #453826, 7.25%, due 09/15/2027                        46,709
     91,031  Pool #412360, 7.00%, due 11/15/2027                        96,739
    342,565  Pool #447408, 7.00%, due 01/15/2028                       364,044
     25,751  Pool #454162, 7.00%, due 05/15/2028                        27,365
    204,415  Pool #780825, 6.50%, due 07/15/2028                       215,230
     51,434  Pool #2617, 7.50%, due 07/20/2028                          55,012
     48,230  Pool #158794, 7.00%, due 09/15/2028                        51,255
     45,716  Pool #486760, 6.50%, due 12/15/2028                        48,134
    145,634  Pool #781096, 6.50%, due 12/15/2028                       153,339
    150,448  Pool #781136, 7.00%, due 12/15/2028                       159,882
     86,514  Pool #506618, 7.00%, due 03/15/2029                        91,938
    565,873  Pool #536619, 6.50% due 09/15/2029                        595,809
     37,641  Pool #511562, 7.50%, due 07/15/2030                        40,424
    182,115  Pool #448316, 6.50% due 04/15/2031                        191,749
     82,751  Pool #530606, 6.50% due 04/15/2031                         87,129
     73,375  Pool #545820, 7.00% due 06/15/2031                         77,976
    328,482  Pool #781330, 6.00%, due 09/15/2031                       340,681
    170,528  Pool #3228, 6.50%, due 04/20/2032                         179,176
    216,955  Pool #569903, 6.50%, due 06/15/2032                       228,432
    691,403  Pool #595934, 6.00%, due 09/15/2032                       717,080
    260,710  Pool #3927, 6.00%, due 11/20/2032                         270,393
                                                                   -----------
                                                                    11,772,449
                                                                   -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.5%
  1,501,314  Pool #01173, 5.50%, due 06/01/2017                      1,551,652
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 1.9%
  1,138,940  Pool #635149, 5.50%, due 07/01/2017                     1,177,995
                                                                   -----------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,386,194)   $14,502,096
                                                                   -----------

================================================================================
  PAR VALUE  CORPORATE BONDS - 40.8%                                   VALUE
--------------------------------------------------------------------------------
             FINANCE CORPORATE BONDS - 18.2%
             Banc One Corporation,
$   665,000  7.00%, due 07/15/2005                                 $   679,250
  1,000,000  6.875%, due 08/01/2006                                  1,055,238
                                                                   -----------
                                                                     1,734,488
                                                                   -----------
             Bank of America Corporation,
    750,000  7.125%, due 03/01/2009                                    837,707
                                                                   -----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  PAR VALUE  CORPORATE BONDS - 40.8% (Continued)                       VALUE
--------------------------------------------------------------------------------
             FINANCE CORPORATE BONDS - 18.2% (Continued)
             BellSouth Capital Funding,
    750,000  7.75%, due 02/15/2010                                 $   868,850
                                                                   -----------

             General Electric Capital Corporation,
  2,500,000  5.00%, due 02/15/2007                                   2,575,363
                                                                   -----------

             Household Financial Corporation,
  1,000,000  7.25%, due 05/15/2006                                   1,051,356
                                                                   -----------

             International Lease Finance Corporation,
  2,000,000  5.625%, due 06/01/2007                                  2,089,748
                                                                   -----------

             Merrill Lynch & Company, Inc.,
  1,000,000  7.00%, due 04/27/2008                                   1,103,494
                                                                   -----------

             NationsBank,
    550,000  7.625%, due 04/15/2005                                    557,269
                                                                   -----------

             Northern Trust Company,
    500,000  7.50%, due 02/11/2005                                     502,421
                                                                   -----------

             SouthTrust Bank of Alabama, N.A.,
    665,000  7.00%, due 11/15/2008                                     742,826
                                                                   -----------

             TOTAL FINANCE CORPORATE BONDS                          12,063,522
                                                                   -----------

             INDUSTRIAL CORPORATE BONDS - 17.0%
             Abbott Laboratories,
  1,370,000  6.40%, due 12/01/2006                                   1,446,699
                                                                   -----------

             Amoco Canada,
    848,000  6.75%, due 2/15/2005                                      852,275
                                                                   -----------

             Anheuser-Busch Companies, Inc.,
  1,800,000  5.125%, due 10/01/2008                                  1,878,698
                                                                   -----------

             Cardinal Health, Inc.,
  1,904,000  4.45%, due 06/30/2005                                   1,912,612
                                                                   -----------

             Computer Sciences Corporation,
  1,135,000  7.50%, due 08/08/2005                                   1,161,896
                                                                   -----------

             Ford Motor Company,
  1,000,000  7.25%, due 10/01/2008                                   1,072,701
                                                                   -----------

             General Motors Corporation,
    565,000  7.10%, due 03/15/2006                                     579,708
                                                                   -----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  PAR VALUE  CORPORATE BONDS - 40.8% (Continued)                       VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL CORPORATE BONDS - 17.0% (Continued)
             Wal-Mart Stores, Inc.,
  1,500,000    4.375%, due 07/12/2007                              $ 1,534,845
                                                                   -----------

             TOTAL INDUSTRIAL CORPORATE BONDS                       10,439,434
                                                                   -----------

             UTILITY CORPORATE BONDS - 5.6%
             Alabama Power Company,
  1,540,000    5.49%, due 11/01/2005                                 1,570,450
                                                                   -----------

             AT&T Corporation,
  1,000,000    6.00%, due 03/15/2009                                 1,043,750
                                                                   -----------

             TOTAL UTILITY CORPORATE BONDS                           2,614,200
                                                                   -----------

             TOTAL CORPORATE BONDS (Cost $25,144,858)              $25,117,156
                                                                   -----------

================================================================================
  PAR VALUE  MUNICIPAL OBLIGATIONS - 1.9%                              VALUE
--------------------------------------------------------------------------------
             Alabama State Public School & College Auth.,
$ 1,050,000    7.15%, due 09/01/2009 (Cost $1,021,010)             $ 1,183,455
                                                                   -----------

================================================================================
  PAR VALUE  COMMERCIAL PAPER - 5.7%                                   VALUE
--------------------------------------------------------------------------------
$   504,000  UBS Financial,0discount, due 01/03/2005               $   503,943
  3,000,000  U.S. Bancorp, discount, due 01/03/2005                  2,999,653
                                                                   -----------
             TOTAL COMMERICAL PAPER (Cost $3,503,596)              $ 3,503,596
                                                                   -----------

================================================================================
     SHARES  MONEY MARKET FUNDS - 0.0%                                 VALUE
--------------------------------------------------------------------------------
      1,316  First American Treasury Obligation Fund - Class S
              (Cost $1,316)                                        $     1,316
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 99.0% (Cost $60,644,420) $60,911,371

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%              618,845
                                                                   -----------

             NET ASSETS - 100.0%                                   $61,530,216
                                                                   ===========

See accompanying notes to portfolio of investments.

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE  OBLIGATION (GO) BONDS - 97.7%                             VALUE
--------------------------------------------------------------------------------
             Alabama Mental Health Finance Auth., Special Tax,
$   515,000    5.00%, due 05/01/2006                               $   524,770
                                                                   -----------

             Alabama Special Care Facilities Financing Auth.,
               Birmingham, Rev.,
    500,000    4.50%, due 11/01/2009, ETM                              535,585
    400,000    5.375%, due 11/01/2012, ETM                             413,160
                                                                   -----------
                                                                       948,745
                                                                   -----------
             Alabama Special Care Facilities Financing Auth.,
               Mobile Hospital, Rev.,
    250,000    4.50%, due 11/01/2010, ETM                              266,477
                                                                   -----------

             Alabama State, GO,
    500,000    3.00%, due 09/01/2007                                   507,785
    500,000    5.00%, due 06/01/2008                                   541,415
                                                                   -----------
                                                                     1,049,200
                                                                   -----------

             Alabama State Public School & College Auth.,
               Capital Improvements, Rev.,
    275,000    5.25%, due 11/01/2005                                   282,326
    305,000    5.00%, due 12/01/2005                                   311,835
    300,000    5.00%, due 02/01/2010                                   328,947
    305,000    5.125%, due 11/01/2010                                  334,777
    475,000    5.00%, due 11/01/2012                                   518,762
    250,000    5.625%, due 07/01/2013                                  280,825
    600,000    5.125%, due 11/01/2013                                  658,578
    525,000    5.125%, due 11/01/2015                                  571,919
                                                                   -----------
                                                                     3,287,969
                                                                   -----------

             Alabama State Public School & College Auth., Rev.,
    325,000    5.00%, due 05/01/2010                                   357,880
                                                                   -----------

             Alabama Water Pollution Control Auth., Rev.,
    200,000    4.65%, due 08/15/2008                                   214,726
    500,000    5.00%, due 08/15/2010                                   552,130
                                                                   -----------
                                                                       766,856
                                                                   -----------

             Athens, AL, Electric Revenue Warrants,
    500,000    3.00%, due 06/01/2011                                   493,545
                                                                   -----------

             Athens, AL, School Warrants,
    335,000    5.05%, due 08/01/2015                                   360,339
                                                                   -----------

             Auburn, AL, GO,
    300,000    4.00%, due 08/01/2007                                   312,048
    285,000    4.25%, due 08/01/2009                                   302,693
                                                                   -----------
                                                                       614,741
                                                                   -----------
             Auburn, AL, Water Works Board Water, Rev.,
    335,000    5.00%, due 07/01/2015                                   362,597
                                                                   -----------

             Auburn University, AL, General Fee Rev.,
    300,000    4.00%, due 06/01/2008                                   314,844
    400,000    4.45%, due 06/01/2011                                   420,212
                                                                   -----------
                                                                       735,056
                                                                   -----------

             Baldwin Co., AL, Board of Education, Rev.,
    200,000    5.20%, due 06/01/2009                                   211,676
                                                                   -----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE  OBLIGATION (GO) BONDS - 97.7% (Continued)                 VALUE
--------------------------------------------------------------------------------
             Baldwin Co., AL, GO,
$   400,000    2.00%, due 02/01/2007                               $   397,376
    400,000    5.00%, due 02/01/2007                                   419,168
    500,000    4.50%, due 11/01/2008                                   535,755
    200,000    4.55%, due 02/01/2009                                   210,676
                                                                   -----------
                                                                     1,562,975
                                                                   -----------

             Birmingham, AL, Industrial Water Board, Rev.,
    100,000    6.00%, due 07/01/2007                                   107,794
                                                                   -----------

             Birmingham, AL, Medical Clinic Board, Rev.,
     10,000    7.30%, due 07/01/2005, ETM                               10,261
                                                                   -----------

             Birmingham, AL, Series B, GO,
    300,000    3.00%, due 07/01/2006                                   303,432
                                                                   -----------

             Birmingham, AL, Special Care Facilities
               Financing Authority, Rev.,
    200,000    5.00%, due 06/01/2006                                   207,358
                                                                   -----------

             Decatur, AL, GO Warrants,
    300,000    4.00%, due 07/01/2008                                   314,682
    300,000    5.00%, due 06/01/2009                                   316,638
                                                                   -----------
                                                                       631,320
                                                                   -----------
             Decatur, AL, Water Rev.,
    100,000    5.00%, due 05/01/2014                                   108,670
                                                                   -----------

             Dothan, AL, GO,
    400,000    5.25%, due 09/01/2010                                   415,928
    500,000    5.50%, due 09/01/2014                                   558,155
                                                                   -----------
                                                                       974,083
                                                                   -----------
             Fairhope, AL, Utilities Rev.,
    225,000    2.50%, due 12/01/2006                                   225,628
                                                                   -----------

             Fairhope, AL, Warrants,
    200,000    4.00%, due 06/01/2009                                   210,608
    295,000    5.10%, due 06/01/2014                                   323,057
                                                                   -----------
                                                                       533,665
                                                                   -----------
             Florence, AL, Electric Revenue Warrants,
    500,000    5.00%, due 06/01/2009                                   546,540
                                                                   -----------

             Florence, AL, School Warrants,
    200,000    4.65%, due 12/01/2012                                   212,724
    400,000    5.75%, due 09/01/2015                                   413,056
                                                                   -----------
                                                                       625,780
                                                                    -----------
             Foley, AL, Utilities Board, Rev.,
    500,000    4.00%, due 11/01/2007                                   521,955
                                                                   -----------

             Greenville, AL, GO,
    300,000    5.10%, due 12/01/2009                                   320,622
                                                                   -----------

             Homewood, AL, Board of Education, Capital Outlay Warrants,
    300,000    4.00%, due 02/01/2007                                   310,518
                                                                   -----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE  OBLIGATION (GO) BONDS - 97.7% (Continued)                 VALUE
--------------------------------------------------------------------------------
             Homewood, AL, GO,
$   500,000    5.00%,due 09/01/2014                                $   544,460
                                                                   -----------

             Hoover, AL, Board of Education, Special Tax,
    300,000    3.00%, due 02/15/2006                                   302,691
                                                                   -----------

             Houston Co., AL, GO,
    300,000    5.60%, due 10/15/2014                                   339,054
                                                                   -----------

             Huntsville, AL, Capital Improvement Warrants, GO,
    100,000    3.25%, due 11/01/2010                                   101,358
                                                                   -----------

             Huntsville, AL, Electric Systems, Rev.,
    250,000    4.80%, due 12/01/2012                                   267,565
                                                                   -----------

             Huntsville, AL, GO,
    200,000    4.50%, due 08/01/2007                                   210,728
    190,000    4.10%, due 11/01/2008                                   200,756
    400,000    5.50%, due 08/01/2009                                   446,928
    300,000    5.40%, due 02/01/2010                                   303,798
    500,000    5.00%, due 08/01/2011                                   552,470
    250,000    5.25%, due 11/01/2011                                   274,413
                                                                   -----------
                                                                     1,989,093
                                                                   -----------

             Huntsville, AL, Water Systems, Rev.,
    300,000    4.00%, due 05/01/2005                                   302,037
    200,000    4.70%, due 11/01/2013                                   209,642
                                                                   -----------
                                                                       511,679
                                                                   -----------

             Jefferson Co., AL, Board of Education,
               Capital Outlay Warrants,
    300,000    5.70%, due 02/15/2011, prerefunded 02/15/2005 @ 102     307,341
                                                                   -----------

             Lee Co., AL, GO,
    300,000    5.50%, due 02/01/2007                                   306,867
                                                                   -----------

             Madison, AL, Warrants,
    325,000    5.55%, due 04/01/2007                                   334,207
    200,000    4.40%, due 02/01/2011                                   210,956
    400,000    4.85%, due 02/01/2013                                   427,204
                                                                   -----------
                                                                       972,367
                                                                   -----------
             Madison Co., AL, Board of Education, Capital
               Outlay Tax Antic. Warrants,
    400,000    5.20%, due 03/01/2011                                   441,880
    250,000    5.10%, due 09/01/2011                                   259,705
                                                                   -----------
                                                                       701,585
                                                                   -----------
             Madison Co., AL, Water Rev.,
    290,000    4.00%, due 07/01/2007                                   301,696
    300,000    4.00%, due 07/01/2008                                   314,991
                                                                   -----------
                                                                       616,687
                                                                   -----------
             Mobile, AL, GO,
    180,000    5.75%, due 02/15/2016, prerefunded 02/15/2006 @ 102     190,604
    275,000    6.20%, due 02/15/2007, ETM                              296,725
                                                                   -----------
                                                                       487,329
                                                                   -----------

             Mobile Co., AL, Board of School Commissioners,
               Capital Outlay Warrants,
    400,000    5.00%, due 03/01/2008                                   408,924
                                                                   -----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE  OBLIGATION (GO) BONDS - 97.7% (Continued)                 VALUE
--------------------------------------------------------------------------------
             Mobile Co., AL, Gas Tax Antic. Warrants,
$   250,000    3.55%, due 02/01/2009                               $   256,978
                                                                   -----------

             Mobile Co., AL, Warrants,
    300,000    5.00%, due 02/01/2006                                   309,003
    200,000    5.40%, due 08/01/2013                                   223,376
                                                                   -----------
                                                                       532,379
                                                                   -----------

             Montgomery, AL, GO,
    500,000    5.10%, due 10/01/2008                                   537,455
    300,000    5.00%, due 11/01/2015                                   325,038
                                                                   -----------
                                                                       862,493
                                                                   -----------

             Montgomery, AL, Waterworks & Sanitation, Rev.,
    500,000    5.00%, due 09/01/2008                                   543,280
    400,000    5.60%, due 09/01/2009                                   424,572
                                                                   -----------
                                                                       967,852
                                                                   -----------
             Montgomery Co., AL, GO,
    300,000    3.00%, due 11/01/2006                                   303,996
                                                                   -----------

             Mountain Brook, AL, City Board of Education,
               Capital Outlay Warrants,
    405,000    4.80%, due 02/15/2011                                   414,275
                                                                   -----------

             Muscle Shoals, AL, GO,
    400,000    5.60%, due 08/01/2010                                   421,648
                                                                   -----------

             Opelika, AL, GO,
    500,000    5.00%, due 04/01/2006                                   516,900
    200,000    4.00%, due 03/01/2008                                   209,348
    210,000    4.00%, due 03/01/2010                                   221,075
                                                                   -----------
                                                                       947,323
                                                                   -----------

            Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
    200,000    4.35%, due 08/01/2011                                   209,522
                                                                   -----------

             Shelby Co., AL, Board of Education, GO Warrants,
    315,000    4.75%, due 02/01/2009                                   340,449
                                                                   -----------

             Shelby Co., AL, Board of Education, Rev. Warrants,
    500,000    4.80%, due 02/01/2011                                   535,410
                                                                   -----------

             Trussville, AL, Warrants,
    400,000    4.30%, due 10/01/2010                                   426,716
                                                                   -----------

             Tuscaloosa, AL, Board of Education, GO,
    300,000    4.625%, due 08/01/2008                                  306,780
                                                                   -----------

             Tuscaloosa, AL, Board of Education, Special Tax
               Warrants,
    300,000    4.85%, due 02/15/2013                                   310,728
                                                                   -----------

             Tuscaloosa, AL, GO Warrants,
    300,000    5.00%, due 02/15/2007                                   316,611
    145,000    4.25%, due 02/15/2011                                   153,815
    500,000    5.45%, due 01/01/2014                                   556,070
                                                                   -----------
                                                                     1,026,496
                                                                   -----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE  OBLIGATION (GO) BONDS - 97.7% (Continued)                 VALUE
--------------------------------------------------------------------------------
             Tuscaloosa Co., AL, GO Warrants,
$   425,000    4.30%, due 10/01/2009                               $   454,520
                                                                   -----------

             University of Alabama, AL, Series A, Rev.,
    400,000    5.25%, due 06/01/2010                                   424,748
    100,000    5.25%, due 10/01/2010                                   109,980
    100,000    5.375%, due 06/01/2013                                  106,361
                                                                   -----------
                                                                       641,089
                                                                   -----------
             Vestavia Hills, AL, Warrants,
    565,000    5.00%, due 02/01/2012                                   623,184
                                                                   -----------

             TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
               OBLIGATION (GO) BONDS (Cost $33,003,035)            $34,409,290
                                                                   -----------

================================================================================
     SHARES  MONEY MARKET FUNDS - 1.2%                                 VALUE
--------------------------------------------------------------------------------
    421,295  First American Tax-Free Obligation Fund -
               Class S (Cost $421,295)                             $   421,295
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 98.9% (Cost $33,424,330) $34,830,585

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%              405,465
                                                                   -----------

             NET ASSETS - 100.0%                                   $35,236,050
                                                                   ===========

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (Unaudited)

1. Securities Valuation

The portfolio securities of the Government Street Equity Fund, the Government Street Mid-Cap Fund, the Government Street Bond Fund and the Alabama Tax Free Bond Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2004:

                                         Government         Government         Government
                                       Street Equity          Street           Street Bond        Alabama Tax
                                            Fund           Mid-Cap Fund           Fund          Free Bond Fund
                                       ---------------    ---------------    ----------------   ----------------
Cost of portfolio investments          $   94,532,799     $   26,353,463     $    60,644,420    $    33,493,882
                                       ===============    ===============    ================   ================


Gross unrealized appreciation          $   50,660,722      $   3,377,187     $     1,018,620    $     1,390,510

Gross unrealized depreciation              (6,804,695)          (783,420)           (751,669)           (53,807)
                                       ---------------    ---------------    ----------------   ----------------


Net unrealized appreciation            $   43,856,027     $    2,593,767     $       266,951    $     1,336,703
                                       ===============    ===============    ================   ================

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
     SHARES  COMMON STOCKS - 67.9%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 8.5%
     11,000  Gannett Company, Inc.                                 $   898,700
     19,000  Home Depot, Inc.                                          812,060
     13,600  RadioShack Corporation                                    447,168
     19,800  Staples, Inc.                                             667,458
     13,500  Target Corporation                                        701,055
     21,500  Viacom, Inc. - Class B                                    782,385
     19,000  Wal-Mart Stores, Inc.                                   1,003,580
                                                                   -----------
                                                                     5,312,406
                                                                   -----------
             CONSUMER STAPLES - 5.5%
      9,200  Alberto-Culver Company                                    446,844
     11,000  Hershey Foods Corporation                                 610,940
     27,000  PepsiCo, Inc.                                           1,409,400
      8,000  Procter & Gamble Company (The)                            440,640
     14,000  SYSCO Corporation                                         534,380
                                                                   -----------
                                                                     3,442,204
                                                                   -----------
             ENERGY - 4.5%
     11,500  Anadarko Petroleum Corporation                            745,315
     20,200  ChevronTexaco Corporation                               1,060,702
     20,000  Noble Drilling Corporation (a)                            994,800
                                                                   -----------
                                                                     2,800,817
                                                                   -----------
             FINANCIALS - 10.2%
      5,400  Ambac Financial Group, Inc.                               443,502
     10,600  American International Group, Inc.                        696,102
     28,000  Bank of America Corporation                             1,315,720
     26,000  Citigroup, Inc.                                         1,252,680
      9,500  Goldman Sachs Group, Inc. (The)                           988,380
     24,000  JPMorgan Chase & Company                                  936,240
     14,100  Prudential Financial, Inc.                                774,936
                                                                   -----------
                                                                     6,407,560
                                                                   -----------
             HEALTHCARE - 10.7%
     19,000  Amgen, Inc. (a)                                         1,218,850
      9,200  Fisher Scientific International, Inc. (a)                 573,896
     11,000  Johnson & Johnson                                         697,620
     14,000  Medtronic, Inc.                                           695,380
     38,000  Pfizer, Inc.                                            1,021,820
     33,000  Teva Pharmaceutical Industries Limited                    985,380
      9,200  WellPoint, Inc. (a)                                     1,058,000
      6,000  Zimmer Holdings, Inc. (a)                                 480,720
                                                                   -----------
                                                                     6,731,666
                                                                   -----------
             INDUSTRIALS - 11.1%
      8,400  3M Company                                                689,388
     39,000  Cendant Corporation                                       911,820
     17,000  Dover Corporation                                         712,980
      6,500  General Dynamics Corporation                              679,900
     25,600  General Electric Company                                  934,400
     13,500  Illinois Tool Works, Inc.                               1,251,180
     14,000  ITT Industries, Inc.                                    1,182,300
     16,000  Norfolk Southern Corporation                              579,040
                                                                   -----------
                                                                     6,941,008
                                                                   -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 67.9% (Continued)                         VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 13.2%
     29,500  Accenture Limited - Class A (a)                       $   796,500
     11,400  Affiliated Computer Services, Inc. (a)                    686,166
     11,000  Analog Devices, Inc.                                      406,120
     27,000  Cisco Systems, Inc.(a)                                    521,100
     23,000  Dell Computer Corporation (a)                             969,220
     33,000  Intel Corporation                                         771,870
     13,000  Intuit, Inc. (a)                                          572,130
     21,500  Jabil Circuit, Inc. (a)                                   549,970
      8,500  Lexmark International, Inc. (a)                           722,500
     42,000  Microsoft Corporation                                   1,121,820
     48,000  Oracle Corporation (a)                                    658,560
     12,400  Qualcomm, Inc.                                            525,760
                                                                   -----------
                                                                     8,301,716
                                                                   -----------
             MATERIALS - 3.5%
     21,000  Bemis Company, Inc.                                       610,890
     13,100  Dow Chemical Company (The)                                648,581
     22,000  Praxair, Inc.                                             971,300
                                                                   -----------
                                                                     2,230,771
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 0.7%
     16,000  Vodafone Group PLC - ADR                                  438,080
                                                                   -----------

             TOTAL COMMON STOCK (Cost $32,688,558)                 $42,606,228
                                                                   -----------

================================================================================
  PAR VALUE  U.S. TREASURY OBLIGATIONS - 2.9%                          VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 2.5%
$ 1,000,000  7.00%, due 07/15/2006                                 $ 1,060,234
    500,000  4.00%, due 02/15/2014                                     493,106
                                                                   -----------
                                                                     1,553,340
                                                                   -----------
             U.S. TREASURY INFLATION-PROTECTION NOTES - 0.4%
    246,964  3.375%, due 01/15/2007                                    261,560
                                                                   -----------

             TOTAL U.S.TREASURY OBLIGATIONS (Cost $1,787,850)      $ 1,814,900
                                                                   -----------

================================================================================
  PAR VALUE  U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.9%                 VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN BANK - 0.4%
$   250,000  4.125%, due 01/14/2005                                $   250,111
                                                                   -----------

             FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.3%
  1,000,000  6.625%, due 09/15/2009                                  1,118,341
    300,000  5.125%, due 07/15/2012                                    315,397
                                                                   -----------
                                                                     1,433,738
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.2%
    800,000  7.00%, due 07/15/2005                                     817,896
    200,000  2.00%, due 10/21/2005                                     198,615
    700,000  6.00%, due 12/15/2005                                     719,599
    250,000  7.25%, due 01/15/2010                                     287,325
                                                                   -----------
                                                                     2,023,435
                                                                   -----------

             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $3,510,024)                                   $ 3,707,284
                                                                   -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  PAR VALUE  MORTGAGE-BACKED SECURITIES - 4.0%                         VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.6%
$    99,824  Pool #1471, 7.00%, due 03/01/2008                     $   102,515
     50,339  Pool #1655, 6.50%, due 10/15/2008                          50,863
    176,405  Pool #E00616, 6.00%, due 01/15/2014                       184,775
     61,440  Pool #E90624, 6.00%, due 08/01/2017                        64,355
                                                                   -----------
                                                                       402,508
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.6%
     51,803  Series #1993-18-PJ, 6.50%, due 12/01/2007                  52,326
    749,545  Pool #380512, 6.15%, due 08/01/2008                       788,431
    377,661  Pool #618465, 5.00%, due 12/01/2016                       383,893
    288,293  Pool #255031,4.50%, due 12/01/2018                        287,366
    101,119  Pool #489757, 6.00%, due 04/01/2029                       104,615
                                                                    -----------
                                                                     1,616,631
                                                                   -----------
             GOVERNMENT NATIONAL MORTAGE ASSOCIATION - 0.8%
       84,8  Pool #781344, 6.50%, due 10/15/2031                        89,343
     424,16  Series #2003-102-PD, 4.25%, due 05/20/2033                422,970
                                                                   -----------
                                                                       512,313
                                                                   -----------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,468,994)    $ 2,531,452
                                                                   -----------

================================================================================
  PAR VALUE  CORPORATE BONDS - 16.0%                                   VALUE
--------------------------------------------------------------------------------
             Abbott Laboratories,
$   220,000  5.625%, due 07/01/2006                                $   227,452
             Alcoa, Inc.,
    250,000  6.50%, due 06/01/2011                                     280,515
             Allstate Corporation (The),
    150,000  6.125%, due 02/15/2012                                    164,027
             American Home Products Corporation,
    500,000  7.90%, due 02/15/2005                                     502,642
             Anheuser-Busch Companies, Inc.,
    249,000  5.375%, due 09/15/2008                                    262,096
             BB&T Corporation,
    325,000  6.50%, due 08/01/2011                                     362,511
             Burlington Resources, Inc.,
    350,000  6.68%, due 02/15/2011                                     391,177
             Citigroup, Inc.,
    200,000  5.00%, due 03/06/2007                                     206,424
             ConocoPhillips,
    200,000  4.75%, due 10/15/2012                                     203,916
             CVS Corporation,
    250,000  5.625%, due 03/15/2006                                    256,348
             Deutsche Telekom AG,
    300,000  8.50%, due 06/15/2010                                     357,412
             Donaldson, Lufkin & Jenrette, Inc.,
    500,000  6.875%, due 11/01/2005                                    515,080
             Dover Corporation,
    345,000  6.50%, due 02/15/2011                                     384,837
             Duke Realty L.P., Medium Term Notes,
    390,000  6.75%, due 05/30/2008                                     422,251

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  PAR VALUE  CORPORATE BONDS - 16.0% (Continued)                       VALUE
--------------------------------------------------------------------------------
             FPL Group Capital, Inc.,
$   300,000  7.375%, due 06/01/2009                                $   339,386
             General Dynamics Corporation,
    125,000  4.25%, due 05/15/2013                                     122,411
             General Motors Corporation,
    500,000  6.125%, due 08/28/2007                                    514,812
             Goldman Sachs Group, Inc. (The),
    350,000  6.65%, due 05/15/2009                                     386,216
             GTE Northwest, Inc.,
    300,000  6.30%, due 06/01/2010                                     319,147
             Household Financial Company,
    300,000  6.40%, due 06/17/2008                                     323,664
             Illinois Tool Works, Inc.,
    216,000  5.75%, due 03/01/2009                                     231,428
             International Business Machines Corporation,
    175,000  4.375%, due 06/01/2009                                    178,038
             JPMorgan Chase & Company,
    300,000  6.75%, due 02/01/2011                                     337,022
             May Department Stores Company,
    260,000  5.95%, due 11/01/2008                                     274,900
             Morgan Stanley,
    250,000  5.30%, due 03/01/20013                                    257,431
             National City Corporation,
    575,000  7.20%, due 05/15/2005                                     583,812
             Pharmacia Corporation,
    250,000  5.75%, due 12/01/2005                                     255,866
             SBC Communciations, Inc., Medium Term Notes,
    400,000  6.875%, due 08/15/2006                                    421,523
             SunTrust Banks, Inc.,
    300,000  6.00%, due 01/15/2028                                     320,918
             Union Camp Corporation,
    300,000  6.50%, due 11/15/2007                                     319,758
             United Technologies Corporation,
    250,000  6.10%, due 05/15/2012                                     275,079
                                                                   -----------

             TOTAL CORPORATE BONDS (Cost $9,481,735)               $ 9,998,099
                                                                   -----------

================================================================================
  PAR VALUE  MUNICIPAL DEBT SECURITIES - 0.4%                          VALUE
--------------------------------------------------------------------------------
  $ 230,000  Virginia State Residential Authority, Infrastructure,
               Revenue, 5.90%, due 05/01/2011 (Cost $234,600)      $   247,788
                                                                   -----------

================================================================================
  PAR VALUE  REGIONAL AUTHORITY BONDS - 0.3%                           VALUE
--------------------------------------------------------------------------------
  $ 205,000  Manitoba (Province of), Medium Term Notes,
               5.50%, due 10/01/2008 (Cost $203,692)               $   216,976
                                                                   -----------

================================================================================
  PAR VALUE  SHORT-TERM CORPORATE NOTES - 1.7%                         VALUE
--------------------------------------------------------------------------------
   $ 14,371  American Family Demand Note. 2.00%                       $ 14,371
    367,148  U.S. Bank N.A. Demand Note, 2.17%                         367,148
    703,995  Wisconsin Corporate Central Credit Union
               Demand Note. 2.09%                                      703,995
                                                                   -----------

             TOTAL SHORT-TERM CORPORATE NOTES (Cost $1,085,514)    $ 1,085,514
                                                                   -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  MONEY MARKET FUNDS - 0.6%                                 VALUE
--------------------------------------------------------------------------------
    350,611  First American Treasury Obligation Fund -
               Class A (Cost $350,611)                             $   350,611
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 99.7% (Cost $51,811,578) $62,558,852

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%              209,621
                                                                   -----------

             NET ASSETS - 100.0%                                   $62,768,473
                                                                   ===========

(a) Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to portfolio of investments.

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
     SHARES  COMMON STOCKS - 98.2%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 12.2%
     12,000  Gannett Company, Inc.                                 $   980,400
     20,000  Home Depot, Inc.                                          854,800
     14,700  RadioShack Corporation                                    483,336
     21,100  Staples, Inc.                                             711,281
     14,500  Target Corporation                                        752,985
     23,000  Viacom, Inc. - Class B                                    836,970
     20,500  Wal-Mart Stores, Inc.                                   1,082,810
                                                                   -----------
                                                                     5,702,582
                                                                   -----------
             CONSUMER STAPLES - 7.7%
     10,100  Alberto-Culver Company                                    490,557
     11,500  Hershey Foods Corporation                                 638,710
     29,000  PepsiCo, Inc.                                           1,513,800
      8,700  Procter & Gamble Company (The)                            479,196
     12,000  SYSCO Corporation                                         458,040
                                                                   -----------
                                                                     3,580,303
                                                                   -----------

             ENERGY - 6.5%
     12,500  Anadarko Petroleum Corporation                            810,125
     21,000  ChevronTexaco Corporation                               1,102,710
     22,000  Noble Drilling Corporation (a)                          1,094,280
                                                                   -----------
                                                                     3,007,115
                                                                   -----------
             FINANCIAL - 14.8%
      5,900  Ambac Financial Group, Inc.                               484,567
     11,300  American International Group, Inc.                        742,071
     30,000  Bank of America Corporation                             1,409,700
     28,000  Citigroup, Inc.                                         1,349,040
     10,000  Goldman Sachs Group, Inc. (The)                         1,040,400
     26,000  JPMorgan Chase & Company                                1,014,260
     15,000  Prudential Financial, Inc.                                824,400
                                                                   -----------
                                                                     6,864,438
                                                                   -----------
             HEALTHCARE - 15.5%
     20,500  Amgen, Inc.(a)                                          1,315,075
     10,000  Fisher Scientific International, Inc. (a)                 623,800
     12,000  Johnson & Johnson                                         761,040
     15,000  Medtronic, Inc.                                           745,050
     41,000  Pfizer, Inc.                                            1,102,490
     35,000  Teva Pharmaceutical Industries Limited                  1,045,100
      9,800  WellPoint, Inc. (a)                                     1,127,000
      6,400  Zimmer Holdings, Inc. (a)                                 512,768
                                                                   -----------
                                                                     7,232,323
                                                                   -----------
             INDUSTRIALS - 16.1%
      9,000  3M Company                                                738,630
     42,000  Cendant Corporation                                       981,960
     18,000  Dover Corporation                                         754,920
      7,000  General Dynamics Corporation                              732,200

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 98.2% (Continued)                         VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 16.1% (Continued)
     27,300  General Electric Company                              $   996,450
     14,500  Illinois Tool Works, Inc.                               1,343,860
     15,500  ITT Industries, Inc.                                    1,308,975
     18,000  Norfolk Southern Corporation                              651,420
                                                                   -----------
                                                                     7,508,415
                                                                   -----------
             INFORMATION TECHNOLOGY - 19.3%
     31,500  Accenture Limited - Class A (a)                           850,500
     12,200  Affiliated Computer Services, Inc. (a)                    734,318
     12,000  Analog Devices, Inc.                                      443,040
     29,000  Cisco Systems, Inc.(a)                                    559,700
     25,000  Dell Computer Corporation (a)                           1,053,500
     36,000  Intel Corporation                                         842,040
     15,000  Intuit, Inc. (a)                                          660,150
     23,000  Jabil Circuit, Inc. (a)                                   588,340
      9,600  Lexmark International, Inc. (a)                           816,000
     44,500  Microsoft Corporation                                   1,188,595
     51,000  Oracle Corporation (a)                                    699,720
     12,500  Qualcomm, Inc.                                            530,000
                                                                   -----------
                                                                     8,965,903
                                                                   -----------
             MATERIALS - 5.1%
     23,000  Bemis Company, Inc.                                       669,070
     14,000  Dow Chemical Company (The)                                693,140
     23,000  Praxair, Inc.                                           1,015,450
                                                                   -----------
                                                                     2,377,660
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 1.0%
     17,100  Vodafone Group PLC - ADR                                  468,198
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $36,495,786)                $45,706,937
                                                                   -----------

================================================================================
  PAR VALUE  SHORT-TERM CORPORATE NOTES - 0.8%                         VALUE
--------------------------------------------------------------------------------
$   287,798  American Family8Financial Services Demand Note, 2.00% $   287,798
     78,122  U.S. Bank N.A. Demand Note, 2.17%                          78,122
                                                                   -----------

             TOTAL SHORT-TERM CORPORATE NOTES (Cost $365,920)      $   365,920
                                                                   -----------

================================================================================
     SHARES  MONEY MARKET FUNDS - 0.8%                                 VALUE
--------------------------------------------------------------------------------
    371,182  First American Treasury Obligation Fund -
               Class A (Cost $371,182)                             $   371,182
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $37,232,888) $46,444,039

             OTHER ASSETS IN EXCESS OF LIABILITIES  - 0.2%              74,062
                                                                   -----------

             NET ASSETS - 100.0%                                   $46,518,101
                                                                   ===========

(a) Non-income producing security.

 ADR - American Depository Receipt

 See accompanying notes to portfolio of investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
             VIRGINIA FIXED RATE REVENUE AND GENERAL
  PAR VALUE  OBLIGATION (GO) BONDS - 97.2%                             VALUE
--------------------------------------------------------------------------------
             Alexandria, Virginia, GO,
$ 1,000,000    5.00%, due 06/15/2011, prerefunded 06/15/2010 @ 101 $ 1,113,740
             Alexandria, Virginia, Redevelopment and Housing
               Authority, Residential Care Facilities, Revenue,
    600,000    2.12%, floating rate, due 10/01/2006                    600,000
             Arlington Co., Virginia, GO,
    990,000    5.40%, due 06/01/2014                                 1,018,750
             Chesapeake, Virginia, GO,
  1,000,000    5.50%, due 05/01/2011, prerefunded 05/01/2005 @ 102   1,031,550
             Chesterfield Co., Virginia, GO,
     85,000    6.25%, due 07/15/2005                                    85,593
  1,000,000    4.75%, due 01/01/2013                                 1,069,430
             Fairfax Co., Virginia, Econcomic Dev. Authority,
               Revenue,
  1,000,000    5.00%, due 06/01/2018                                 1,081,730
             Hampton, Virginia, GO,
  1,000,000    5.50%, due 02/01/2012, prerefunded 02/01/2010 @ 102   1,143,720
             Hanover Co., Virginia, GO,
  1,000,000    5.125%, due 07/15/2013                                1,103,430
             Hanover Co., Virginia, Industrial Dev. Authority,
               Revenue,
  1,000,000    6.50%, due 08/15/2009                                 1,154,170
             Henrico Co., Virginia, Economic Dev. Authority,
               Revenue,
  1,000,000    5.50%, due 11/01/2008                                 1,107,050
             James City, Virginia, SVC Authority, Water and
               Sewer, Revenue,
  1,000,000    5.125%, due 01/15/2017                                1,096,380
             Loudoun Co., Virginia, Industrial Dev. Authority,
               Public Facility Lease, Revenue,
  1,000,000    5.00%, due 03/01/2019                                 1,069,030
             Medical College of Virginia Hospitals Authority,
               Revenue,
    700,000    5.00%, due 07/01/2013                                   756,042
             Newport News, Virginia, GO,
  1,000,000    5.625%, due 07/01/2014, prerefunded 07/01/2005 @ 102  1,037,800
             Norfolk, Virginia, Water, Revenue,
  1,000,000    5.00%, due 11/01/2016                                 1,083,660
             Pamunkey, Virginia, Regional Jail Authority,
               Jail Facility, Revenue,
  1,000,000    5.70%, due 07/01/2010                                 1,071,030
             Portsmouth, Virginia, GO,
    800,000    5.00%, due 08/01/2017                                   849,344
             Richmond, Virginia, GO,
  1,000,000    5.45%, due 01/15/2008                                 1,089,290
             Richmond, Virginia, Industrial Dev. Authority,
               Government Facilities, Revenue,
  1,010,000    4.75%, due 07/15/2010                                 1,100,971
             Richmond, Virginia, Metropolitan Authority, Revenue,
  1,000,000    5.25%, due 07/15/2014                                 1,132,110

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             VIRGINIA FIXED RATE REVENUE AND GENERAL
  PAR VALUE  OBLIGATION (GO) BONDS - 97.2% (Continued)                 VALUE
--------------------------------------------------------------------------------
             Roanoke, Virginia, GO,
$   815,000    5.00%, due 08/01/2009, prerefunded 08/01/2006 @ 102 $   863,501
    185,000    5.00%, due 08/01/2009                                   196,627
             Roanoke, Virginia, Industrial Dev. Authority,
               Hospital Facilities, Revenue,
  1,000,000    Floating rate, due 07/01/2027                         1,000,000
             Southeastern Public Service Authority, Virginia, Revenue,
  1,000,000    5.00%, due 07/01/2015                                 1,106,190
             Suffolk, Virginia, GO,
    350,000    5.80%, due 06/01/2011                                   374,315
  1,000,000    5.00%, due 12/01/2015                                 1,076,550
             University of Virginia, Revenue,
  1,000,000    5.25%, due 06/01/2012                                 1,107,120
             Upper Occoquan, Virginia, Sewer Authority, Revenue,
    700,000    5.00%, due 07/01/2015                                   742,525
             Virginia Beach, Virginia, GO,
    800,000    5.25%, due 08/01/2010                                   878,408
             Virginia Commonwealth Transportation Board, Revenue,
    850,000    7.25%, due 05/15/2020                                   947,861
             Virginia Residential Authority, Revenue,
    500,000    5.50%, due 05/01/2017                                   556,340
             Virginia State Housing Dev. Authority, Multi-Family, Revenue,
    150,000    6.60%, due 11/01/2012                                   153,000
    150,000    6.30%, due 11/01/2015                                   153,946
             Virginia State Public School Authority, Revenue,
  1,000,000    5.25%, due 08/01/2009                                 1,108,900
                                                                   -----------

             TOTAL VIRGINIA FIXED RATE REVENUE AND GENERAL
               OBLICATION (GO) BONDS (Cost $29,513,787)            $31,060,103
                                                                   -----------

================================================================================
     SHARES  MONEY MARKET FUNDS - 1.5%                                 VALUE
--------------------------------------------------------------------------------
    478,826  First American Tax Free Obligation Fund -
               Class A (Cost $478,826)                             $   478,826
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 98.7% (Cost $29,992,614) $31,538,929

             Other Assets in Excess of Liabilities - 1.3%              422,076
                                                                   -----------

             Net Assets - 100.0%                                   $31,961,005
                                                                   ===========

 See accompanying notes to portfolio of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
     SHARES  COMMON STOCKS - 99.3%                                     VALUE
--------------------------------------------------------------------------------
             Australia - 3.5%
     59,379  Alumina Limited (b)                                   $   274,732
             8,922 BHP Billiton Limited (b)                            107,071
     59,379  WMC Resources Limited (b)                                 335,601
                                                                   -----------
                                                                       717,404
                                                                   -----------
             CANADA - 0.3%
      3,826  Placer Dome, Inc. (b)                                      72,158
                                                                   -----------

             FINLAND - 0.4%
      4,695  Nokia Oyj - ADR (b)                                        73,571
                                                                   -----------

             FRANCE - 7.7%
      3,930  Accor SA (b)                                              172,078
     18,840  Alcatel SA (b)                                            293,556
      1,738  Casino Guichard-Perrachon SA (b)                          139,168
      3,535  Compagnie de Saint-Gobain (b)                             212,960
      1,769  France Telecom SA (b)                                      58,447
      2,073  Renault SA (b)                                            173,627
      2,599  Sanofi-Aventis (b)                                        207,794
      4,934  Suez SA (b)                                               131,575
      6,529  Vivendi Universal SA (b)                                  208,644
                                                                   -----------
                                                                     1,597,849
                                                                   -----------
             GERMANY - 13.4%
      1,460  Allianz AG (b)                                            193,087
      1,686  Altana AG (b)                                             106,205
      5,102  Bayer AG (b)                                              172,811
      4,581  Bayerische Hypo-und Vereinsbank AG (b)                    104,015
      1,766  Bayerische Motoren Werke AG (b)                            79,616
      4,016  DaimlerChrysler AG (b)                                    192,654
      3,516  Deustche Bank AG (b)                                      313,008
      6,505  Infineon Technologies AG (a) (b)                           70,223
      3,258  KarstadtQuelle AG (b)                                      33,804
      3,219  Metro AG (b)                                              177,439
      1,759  Muenchener Rueckversicherungs-Gesellschaft AG (b)         216,201
      1,320  SAP AG (b)                                                233,730
      3,160  Schering AG (b)                                           235,213
      4,315  Siemens AG (b)                                            365,279
      6,459  Volkswagon AG (b)                                         293,342
                                                                   -----------
                                                                     2,786,627
                                                                   -----------

             Greece - 1.0%
     11,817  Hellenic Telecommunications Organization SA (b)           212,614
                                                                   -----------

             HONG KONG - 0.2%
    129,453  Air China Limited (a)                                      49,964
                                                                   -----------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 99.3% (Continued)                         VALUE
--------------------------------------------------------------------------------
             ITALY - 5.1%
      7,618  Assicurazioni Generali SpA (b)                        $   258,552
     29,282  Enel SpA (b)                                              287,847
     17,543  ENI SpA (b)                                               439,738
     56,333  Pirelli & C. SpA (b)                                       75,783
                                                                   -----------
                                                                     1,061,920
                                                                   -----------
             JAPAN - 25.8%
     11,000  Bridgestone Corporation (b)                               219,518
      2,800  Canon, Inc. (b)                                           152,050
     20,000  Daiwa Securities Group, Inc. (b)                          144,628
         46  East Japan Railway Company (b)                            256,243
        500  Electric Power Development Company Limited                 14,004
      4,800  Ito-Yokado Company Limited (b)                            201,747
     69,000  ITOCHU Corporation (b)                                    320,471
      7,000  JSR Corporation (b)                                       153,426
      1,900  KYOCERA CORPORATION (b)                                   146,806
     10,500  MARUI COMPANY Limited (b)                                 141,129
     26,000  Matsushita Electric Industrial Company Limited (b)        416,603
         15  Millea Holdings, Inc. (b)                                 223,507
     18,000  Mitsubishi Estate Company Limited (b)                     211,468
         24  Mitsubishi Tokyo Financial Group, Inc. (b)                245,803
     24,000  Nikko Cordial Corporation (b)                             127,351
     24,000  Nissan Motor Company Limited (b)                          264,186
     25,000  Nomura Holdings, Inc. (b)                                 365,649
      1,900  ROHM COMPANY Limited (b)                                  197,183
      4,500  SECOM Company Limited (b)                                 180,907
      5,000  SEVEN-ELEVEN JAPAN COMPANY Limited (b)                    157,813
      4,300  Shin-Etsu Chemical Company Limited (b)                    176,800
         51  Sumitomo Mitsui Financial Group, Inc. (b)                 372,749
      4,150  T&D Holdings, Inc. (b)                                    198,304
      3,200  Tokyo Electron Limited (b)                                198,486
         43  UFJ Holdings, Inc. (b)                                    263,312
                                                                   -----------
                                                                     5,350,143
                                                                   -----------
             NETHERLANDS - 8.7%
      5,501  ABN AMRO Holdings NV (b)                                  145,800
      8,598  Aegon NV (b)                                              117,034
      4,050  Akzo Nobel NV (b)                                         172,520
      8,049  Fortis (b)                                                222,539
      7,836  ING Groep NV (b)                                          236,974
     29,366  Koninklijke (Royal) KPN NV (b)                            279,381
      6,134  Koninklijke (Royal) Philips Electronics NV (b)            162,557
      6,979  Royal Dutch Petroleum Company (b)                         400,555
      2,007  VNU NV (b)                                                 59,188
                                                                   -----------
                                                                     1,796,548
                                                                   -----------
             POLAND - 0.2%
      5,494  Powszechna Kasa Oszczednosci Bank Polski SA                50,989
                                                                   -----------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 99.3% (Continued)                         VALUE
--------------------------------------------------------------------------------
             PORTUGAL - 0.7%
     32,519  EDP - Electricidade de Portugal SA (b)                $    98,569
     32,258  Sonae, S.G.P.S. SA (b)                                     46,810
                                                                   -----------
                                                                       145,379
                                                                   -----------
             SINGAPORE - 1.4%
     30,000  DBS Group Holdings Limited (b)                            295,745
                                                                   -----------

             SPAIN - 3.8%
     20,826  Repsol YPF SA (b)                                         541,729
     12,663  Telefonica SA (b)                                         238,144
                                                                   -----------
                                                                       779,873
                                                                   -----------
             SWEDEN - 3.4%
     28,989  Nordea Bank AB (b)                                        292,233
     10,224  Skandinaviska Enskilda Banken AB (b)                      197,867
     65,612  Telefonaktiebolaget LM Ericsson (a) (b)                   206,653
                                                                   -----------
                                                                       696,753
                                                                   -----------
             SWITZERLAND - 6.7%
      5,484  Credit Suisse Group (b)                                   230,536
        679  Nestle SA (b)                                             177,217
      6,999  Novartis AG (b)                                           352,228
      1,939  Roche Holdings AG (b)                                     222,565
        496  Swisscom AG (b)                                           195,044
      1,421  Swiss Re (b)                                              101,107
        624  Zurich Financial Services AG (b)                          103,903
                                                                   -----------
                                                                     1,382,600
                                                                   -----------
             UNITED KINGDOM - 17.0%
     30,471  BAE Systems PLC (b)                                       134,612
      6,194  Berkeley Group PLC (The)                                   95,908
     32,102  Cable & Wireless PLC (b)                                   73,362
     22,490  GlaxoSmithKline PLC (b)                                   528,031
     33,737  Imperial Chemical Industries PLC (b)                      155,555
     27,467  ITV PLC (b)                                                55,392
     42,205  J Sainsbury PLC                                           219,590
     10,994  Kesa Electricals PLC (b)                                   59,442
     48,099  Kingfisher PLC (b)                                        285,553
     14,368  Land Securities Group PLC (b)                             385,377
     20,832  Lloyds TSB Group PLC (b)                                  189,408
     26,091  Pilkington PLC (b)                                         55,019
     25,444  Prudential PLC (b)                                        220,575
      7,045  Rio Tinto PLC (b)                                         207,797
     28,169  Rolls-Royce Group PLC (b)                                 133,146

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES  COMMON STOCKS - 99.3% (Continued)                         VALUE
--------------------------------------------------------------------------------
             UNITED KINGDOM - 17.0% (Continued)
     28,910  Shell Transport & Trading Company PLC (b)             $   247,354
     13,162  Whitbread PLC (b)                                         213,576
     41,378  William Morrison Supermarkets PLC (b)                     164,337
    118,227  Woolworths Group PLC (b)                                   90,794
                                                                   -----------
                                                                     3,514,828
                                                                   -----------

             TOTAL COMMON STOCKS - 99.3% (Cost $17,559,908)        $20,584,965

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%              149,440
                                                                   -----------

             NET ASSETS - 100.0%                                   $20,734,405
                                                                   ===========


(a) Non-income producing security.

(b) Fair value priced (Note 1).

ADR - American Depository Receipt

See accompanying notes to portfolio of investments.

THE JAMESTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national or foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Funds' pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund are priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Jamestown International Equity Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2004:

                                                                                Jamestown Tax         Jamestown
                                          Jamestown           Jamestown            Exempt           International
                                        Balanced Fund        Equity Fund        Virginia Fund        Equity Fund
                                       ----------------    ----------------    ----------------    ----------------
Cost of portfolio investments          $     51,944,486    $     37,302,712    $     29,992,614    $     17,614,885
                                       ================    ================    ================    ================

Gross unrealized appreciation          $     11,392,998    $      9,893,149    $      1,566,333           3,033,511
Gross unrealized depreciation                  (778,632)           (751,822)            (20,018)   $        (63,431)
                                       ----------------    ----------------    ----------------    ----------------

Net unrealized appreciation            $     10,614,366    $      9,141,327    $      1,546,315    $      2,970,080
                                       ================    ================    ================    ================

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
    SHARES  COMMON STOCKS - 96.9%                                      VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 13.0%
    89,156  CarMax, Inc. (a)                                       $ 2,768,294
    72,363  Eastman Kodak Company                                    2,333,707
    42,553  Estee Lauder Companies, Inc. - Class A                   1,947,651
    59,164  E.W. Scripps Company - Class A (The)                     2,856,438
    48,117  Harrah's Entertainment, Inc.                             3,218,546
    86,937  International Game Technology, Inc.                      2,988,894
    33,451  Lowe's Companies, Inc.                                   1,926,443
                                                                   -----------
                                                                    18,039,973
                                                                   -----------
            CONSUMER STAPLES - 11.6%
    72,194  Anheuser-Busch Companies, Inc.                           3,662,402
    42,325  Colgate-Palmolive Company                                2,165,347
   124,619  SYSCO Corporation                                        4,756,707
    79,959  Walgreen Company                                         3,068,027
    35,000  Wm. Wrigley Jr. Company                                  2,421,650
                                                                   -----------
                                                                    16,074,133
                                                                   -----------
            ENERGY - 10.2%
    31,184  BP Amoco PLC - ADR                                       1,821,146
    32,914  EOG Resources, Inc.                                      2,348,743
    61,053  Exxon Mobil Corporation                                  3,129,577
    30,556  Murphy Oil Corporation                                   2,458,230
    30,752  Schlumberger Limited                                     2,058,846
    67,357  Suncor Energy, Inc.                                      2,384,438
                                                                   -----------
                                                                    14,200,980
                                                                   -----------
            FINANCIALS - 17.1%
    57,271  American Express Company                                 3,228,366
    51,892  Bank of America Corporation                              2,438,405
    77,369  Bank of New York Co., Inc. (The)                         2,585,672
       851  Berkshire Hathaway, Inc. - Class B (a)                   2,498,536
    43,263  Capital One Financial Corporation                        3,643,177
    42,630  Jefferson-Pilot Corporation                              2,215,055
    11,947  Markel Corporation (a)                                   4,348,708
    51,086  Wachovia Corporation                                     2,687,124
                                                                   -----------
                                                                    23,645,043
                                                                   -----------
            HEALTHCARE - 13.0%
    47,178  Amgen, Inc. (a)                                          3,026,469
    31,630  Eli Lilly and Company                                    1,795,002
    59,424  Johnson & Johnson                                        3,768,670
    31,858  Medtronic, Inc.                                          1,582,387
    64,376  Pfizer, Inc.                                             1,731,071
    28,963  WellPoint, Inc. (a)                                      3,330,745
    35,358  Zimmer Holdings, Inc. (a)                                2,832,883
                                                                   -----------
                                                                    18,067,227
                                                                   -----------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 96.9% (Continued)                          VALUE
--------------------------------------------------------------------------------
            INDUSTRIALS - 7.8%
    34,725  Deere & Company                                        $ 2,583,540
    27,962  General Dynamics Corporation                             2,924,825
    72,340  General Electric Company                                 2,640,410
    25,259  United Technologies Corporation                          2,610,518
                                                                   -----------
                                                                    10,759,293
                                                                   -----------
            INFORMATION TECHNOLOGY - 13.4%
    99,214  Check Point Software Technologies Limited (a)            2,443,641
   125,361  Cisco Systems, Inc. (a)                                  2,419,467
    91,004  Dell Computer Corporation (a)                            3,834,909
    50,517  First Data Corporation                                   2,148,993
    75,180  Intel Corporation                                        1,758,460
    29,418  International Business Machines Corporation              2,900,026
   113,914  Microsoft Corporation                                    3,042,643
                                                                   -----------
                                                                    18,548,139
                                                                   -----------
            MATERIALS - 5.9%
    53,089  Dow Chemical Company (The)                               2,628,436
    68,949  Praxair, Inc.                                            3,044,098
    21,390  Rio Tinto PLC - ADR                                      2,549,902
                                                                   -----------
                                                                     8,222,436
                                                                   -----------
            TELECOMMUNICATIONS SERVICES - 2.7%
    71,670  America Movil S.A. de C.V. - Series L                    3,751,925
                                                                   -----------
            UTILITIES - 2.2%
    44,173  Dominion Resources, Inc.                                 2,992,279
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $103,465,713)               $134,301,428
                                                                   -----------

================================================================================
    SHARES  MONEY MARKETS - 3.2%                                       VALUE
--------------------------------------------------------------------------------
 4,402,667  First American Treasury Obligation Fund -
              Class S (Cost $4,402,667)                            $ 4,402,667
                                                                   -----------

            TOTAL INVESTMENTS AT VALUE - 100.1%
              (Cost $107,868,380)                                 $138,704,095

            LIABILTIES IN EXCESS OF OTHER ASSETS - (0.1%)              (54,510)
                                                                   -----------

            NET ASSETS - 100.0%                                   $138,649,585
                                                                   ===========

(a) Non-income producing security.
 ADR - American Depository Receipt

 See accompanying Notes to Portfolio of Investments.

THE DAVENPORT EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2004 (Unaudited)



1.   SECURITIES VALUATION

The Davenport Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or combination of these and other factors.


2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2004:

               Cost of portfolio investments          $107,913,549
                                                       ===========

               Gross unrealized appreciation          $ 33,159,852

               Gross unrealized depreciation            (2,369,306)
                                                       -----------

               Net unrealized appreciation            $ 30,790,546
                                                       ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Williamsburg Investment Trust
              ---------------------------------------------------





By (Signature and Title)*     /s/ John F. Splain
                             ------------------------------------

                             John F. Splain, Secretary

Date          February 28, 2005
      ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John T. Bruce
                             ------------------------------------

                             John T. Bruce, President (FBP Value Fund and FBP Balanced Fund)

Date          February 28, 2005
      ----------------------------------



By (Signature and Title)*     /s/ Richard Mitchell
                             ------------------------------------

                             Richard Mitchell, President (The Government
                             Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund)

Date          February 28, 2005
      ----------------------------------

By (Signature and Title)*     /s/ Charles M. Caravati III
                             ------------------------------------

                             Charles M. Caravati III, President (The Jamestown Balanced Fund, The Jamestown Equity Fund and
                             The Jamestown International Equity Fund)

Date          February 28, 2005
      --------------------------------------


By (Signature and Title)*    /s/ Beth Ann Gustafson
                             ------------------------------------

                             Beth Ann Gustafson, President (The Jamestown
                             Tax Exempt Virginia Fund)

Date          February 28, 2005
      ----------------------------------



By (Signature and Title)*     /s/ Joseph L. Antrim III
                             ------------------------------------

                             Joseph L. Antrim III, President (The Davenport Equity Fund)

Date          February 28, 2005
      ----------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                             ------------------------------------

                             Mark J. Seger, Treasurer


Date          February 28, 2005
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.